CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net Income	$ (42,263)	$ 893,346	$ 1,673,602	$ 1,292,425
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55,277	56,448	226,046	232,338
Common stock issued (cancelled) for services	$ 402,411	86,335	116,334	354,039
Warrants and options issued (cancelled) for services			32,679	40,896
Gain on write-up of investment		(137,500)	$ (137,500)
Gain on redemption of preferred stock and warrants				(86,278)
Changes in operating assets and liabilities:
Accounts receivable	$ (699,734)	(1,415,659)	$ (425,735)	(290,776)
Inventory	630,806	826,634	467,713	932,355
Prepaid expenses	$ (8,719)	$ (988)	80,246	(10,389)
Deposits
Accounts payable	$ 43,845	$ (189,003)	(391,295)	(4,486)
Accrued liabilities	19,768	(91,371)	(127,666)	88,615
Income tax payable	6,000	44,000	(8,000)	16,000
Net cash provided by / (used in) operating activities	407,391	$ 72,242	1,506,426	2,564,740
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	$ (2,214)		(3,417)
Long-term investment		$ 50,000	50,000	(50,000)
Repurchases of common stock	$ (255,981)
Net cash provided by (used in) investing activities	(258,196)	$ 50,000	$ 46,584	(50,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt				2,600,000
Payments for redemptiom of preferred stock			$ (15,459)	(2,582,333)
Repayments of note payable	(125,247)	(120,862)	(489,032)	(164,139)
Net cash provided by (used in) financing activities	(125,247)	(120,862)	(504,490)	(146,472)
INCREASE (DECREASE) IN CASH	23,948	1,380	1,048,520	2,368,268
CASH, BEGINNING OF PERIOD	4,353,699	3,305,179	3,305,179	936,911
CASH, END OF PERIOD	4,377,646	3,306,559	4,353,699	3,305,179
Supplemental disclosure operating activities
Cash paid for interest	$ 20,648	$ 25,018	$ 94,667	$ 40,906